Business Combination - Summary of Net proceeds from Business Combination and PIPE financing (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure In Tabular Form Of Net Proceeds From Business Combination [Line Items]
Business combination transaction costs				$ 20,650
Adjustment to additional paid in capital business combination transaction costs		$ 19,750
Business combination transaction costs expensed		900
Payment of transaction costs through cash	$ 0	16,700
Adjustment to additional paid in combination business combination proceed net of transaction costs		153,800
Proceeds from business combination net of transaction costs paid		225,604	$ 0
Adjustment to additional paid in capital earnout liabilities		26,600
Public Warrants [Member]
Disclosure In Tabular Form Of Net Proceeds From Business Combination [Line Items]
Adjustment to additional paid in capital adjustment for warrant liabilities		16,300
Private Warrants [Member]
Disclosure In Tabular Form Of Net Proceeds From Business Combination [Line Items]
Adjustment to additional paid in capital adjustment for warrant liabilities		$ 9,200